Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables
Schedule of trade receivables

	At December 31,
Non-Current	2025	2024
Accounts receivable	4,298	4,305
Loss allowance (see Note 3A(ii))	(4,287)	(4,287)
	11	18
Current
Accounts receivable	193,983	169,162
Trade receivables from related parties (Note 27)	3,393	5,113
Contract assets	2,071	45
Loss allowance (see Note 3A(ii))	(21,703)	(16,774)
	177,744	157,546